Expense Example	Jun. 30, 2024 USD ($)
The U.S. Equity Portfolio | The U.S. Equity Portfolio | The U.S. Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	230
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
The ESG Growth Portfolio | The ESG Growth Portfolio | The ESG Growth Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
The International Equity Portfolio | The International Equity Portfolio | The International Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | The Institutional International Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
The Emerging Markets Portfolio | The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | The Core Fixed Income Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
The U.S. Government Fixed Income Securities Portfolio | The U.S. Government Fixed Income Securities Portfolio | The U.S. Government Fixed Income Securities Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	179
The U.S. Corporate Fixed Income Securities Portfolio | The U.S. Corporate Fixed Income Securities Portfolio | The U.S. Corporate Fixed Income Securities Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	293
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 604